UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):       [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Quaker Capital Management Corporation
Address:        601 Technology Drive, Suite 310
                Canonsburg, PA  15317

13F File Number:     028-03862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Andrew I. Clark
Title:          Chief Compliance Officer
Phone:          412-281-1948

Signature, Place, and Date of Signing:

   /s/  Andrew I. Clark       Canonsburg, Pennsylvania        November 13, 2009

Report Type (Check only one.):

[X  ]           13F HOLDINGS REPORT

[   ]           13F NOTICE

[   ]           13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:         NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         62

Form 13F Information Table Value Total:         $571,631,483

List of Other Included Managers:

NONE

       Name of Issuer        Class  CUSIP        Value ($)   Shares     InvDscn  Oth  VoteSole  VoteShd.

3M Company                   Com    88579Y101     3,019,675     40,917  Sole                 0    40,917
Acergy S.A.                  Com    00443E104     1,890,547    149,687  Sole                 0   149,687
Altisource Portfolio  Soluti Com    L0175J104    11,233,526    777,945  Sole           496,000   281,945
American Eagle Outfitters    Com    02553E106     4,187,282    248,356  Sole                 0   248,356
American Express Company     Com    025816109     9,207,580    271,610  Sole                 0   271,610
Armstrong World Industries I Com    04247X102     8,015,189    232,594  Sole                 0   232,594
Bank of New York Mellon Corp Com    064058100     4,331,106    149,400  Sole           149,400         0
Barrick Gold Corp.           Com    067901108    24,996,188    659,530  Sole           465,100   194,430
Calamp Corp.                 Com    128126109     2,868,810  1,024,575  Sole         1,024,575         0
Capital One Financial        Com    14040H105     3,322,175     92,980  Sole                 0    92,980
Ceragon Networks Ltd         Com    M22013102     3,668,256    433,600  Sole           433,600         0
Charming Shoppes Inc         Com    161133103    14,079,893  2,855,962  Sole         1,078,800 1,777,162
Cisco Systems                Com    17275R102    18,400,254    781,659  Sole           321,700   459,959
Clearwire Corp.              Com    18538Q105    33,621,973  4,135,544  Sole         3,518,800   616,744
Cogent Communications Group  Com    19239V302     5,629,660    498,200  Sole           498,200         0
Corning Inc.                 Com    219350105    25,523,224  1,667,095  Sole         1,302,300   364,795
Dana Holding Corp            Com    235825205     3,655,159    536,734  Sole                 0   536,734
DDI Corp.                    Com    233162502       229,925     54,100  Sole            54,100         0
Dish Network Corp.           Com    25470M109    28,878,444  1,499,400  Sole         1,073,300   426,100
Domtar Inc.                  Com    257559203    10,212,391    289,960  Sole           242,000    47,960
Dress Barn Inc.              Com    261570105     5,659,640    315,652  Sole                 0   315,652
Ebay Inc.                    Com    278642103    36,556,589  1,549,008  Sole           839,600   709,408
EMC Corp.                    Com    268648102       748,056     43,900  Sole                 0    43,900
Fairchild Semiconductor      Com    303726103     7,849,479    767,300  Sole           767,300         0
FiberTower Corp.             Com    31567R100       599,470    555,065  Sole                 0   555,065
First Marblehead Corp.       Com    320771108       411,235    186,925  Sole                 0   186,925
Gannett Co. Inc              Com    364730101     1,991,917    159,226  Sole                 0   159,226
General Electric             Com    369604103     2,941,903    179,166  Sole                 0   179,166
H & R Block Inc.             Com    093671105       676,384     36,800  Sole                 0    36,800
HSN Inc.                     Com    404303109    13,662,942    839,247  Sole           450,600   388,647
JP Morgan Chase & Co.        Com    46625H100    23,199,053    529,417  Sole           325,600   203,817
Knoll Inc                    Com    498904200     3,921,857    376,017  Sole            58,800   317,217
Knology Inc.                 Com    499183804     1,674,465    171,740  Sole                 0   171,740
Liberty Media Entertainment  Com    53071M500    10,425,024    335,102  Sole                 0   335,102
Methode Electronics Inc.     Com    591520200     5,003,500    577,105  Sole           249,300   327,805
Microsoft Corp.              Com    594918104     5,860,533    227,859  Sole                 0   227,859
Municipal Mtg & Eqty         Com    62624B101       187,574    288,575  Sole                 0   288,575
NCR Corp.                    Com    62886E108    29,454,220  2,131,275  Sole         1,379,300   751,975
Nighthawk Radiology Inc.     Com    65411N105     8,927,604  1,234,800  Sole         1,234,800         0
Nokia Corp.                  Com    654902204     4,871,018    333,175  Sole                 0   333,175
Penn National Gaming         Com    707569109     6,297,629    227,680  Sole           102,200   125,480
Performance Technologies Inc Com    71376K102     4,575,110  1,594,115  Sole         1,594,115         0
PNC Financial Services Group Com    693475105    24,173,185    497,493  Sole           319,100   178,393
Precision Castparts Corp.    Com    740189105     3,403,681     33,412  Sole                 0    33,412
QLT Inc.                     Com    746927102     1,931,648    522,067  Sole           522,067         0
RCN Corp.                    Com    749361200     5,117,604    550,280  Sole           356,400   193,880
Schering Plough Corp         Com    806605101     8,525,087    301,773  Sole                 0   301,773
Seahawk Drilling             Com    81201R107     3,689,761    118,680  Sole                 0   118,680
Spectrum Control             Com    847615101       828,454     97,580  Sole                 0    97,580
Sprint Nextel                Com    852061100    34,113,166  8,636,244  Sole         6,738,300 1,897,944
Time Warner Cable Inc.       Com    88732J207     3,422,725     79,432  Sole                 0    79,432
Time Warner Inc.             Com    887317303    18,088,893    628,523  Sole           312,000   316,523
Tollgrade Communications     Com    889542106       727,821    112,318  Sole            66,100    46,218
TTM Technologies             Com    87305R109     1,807,672    157,600  Sole           157,600         0
Tyco International Ltd.      Com    H89128104     3,248,912     94,226  Sole                 0    94,226
US Bancorp                   Com    902973304    24,229,581  1,108,398  Sole           664,700   443,698
Wal-Mart Stores              Com    931142103     8,493,237    173,014  Sole            75,000    98,014
Walt Disney Co.              Com    254687106     4,104,721    149,480  Sole                 0   149,480
Wells Fargo & Co             Com    949746101    14,546,516    516,200  Sole           510,100     6,100
Wells Fargo 7.5% Pfd L       Com    949746804     7,509,237      8,409  Sole                 0     8,409
Winn-Dixie Stores            Com    974280307     9,931,315    756,960  Sole           639,200   117,760
WSFS Financial               Com    929328102     1,271,808     47,741  Sole                 0    47,741
